Delaware Investments® Family of Funds

Supplement to the current Statements of Additional Information
(each, an “SAI” and together, the “SAIs”) for each Fund
(each, a “Fund” and together, the “Funds”)

The following information replaces the table in the section entitled, “Management of the Trust – Officers and Trustees” of the Funds’ SAIs.

The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Patrick P. Coyne1 2005 Market Street Philadelphia, PA 19103 April 1963	President, Chief Executive Officer, and Trustee	Trustee since Aug. 16, 2006	Patrick P. Coyne has served in various executive capacities at different times at Delaware Investments.2	65	Board of Governors Member - Investment Company Institute (ICI) Director and Audit Committee Member - Kaydon Corp. (2007-2013)
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Chairman and Trustee	Trustee since March 2005 Chairman since March 1, 2015	Private Investor — (March 2004–Present)	65	Director — Bryn Mawr Bank Corp. (BMTC) (2007–2011)
Ann D. Borowiec 2005 Market Street Philadelphia, PA 19103 November 1958	Trustee	Trustee since March 31, 2015	CEO, Private Wealth Management (2011-2013) and Market Manager, New Jersey Private Bank (2005-2011) — JP Morgan Chase & Co.	65	None
Joseph W. Chow 2005 Market Street Philadelphia, PA 19103 January 1953	Trustee	Since January 2013	Executive Vice President (Emerging Economies Strategies, Risk and Corporate Administration) State Street Corporation (July 2004–March 2011)	65	Director and Audit Committee Member — Hercules Technology Growth Capital, Inc. (2004–2014)

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010)	65	Director — Hershey Trust Company Director, Audit Committee, and Governance Committee Member — Community Health Systems Director — Drexel Morgan & Co.
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Private Investor (2004–Present)	65	None
Frances A. Sevilla-Sacasa 2005 Market Street Philadelphia, PA 19103 January 1956	Trustee	Since September 2011	Chief Executive Officer — Banco Itaú International (April 2012–Present) Executive Advisor to Dean (August 2011–March 2012) and Interim Dean (January 2011–July 2011) — University of Miami School of Business Administration President — U.S. Trust, Bank of America Private Wealth Management (Private Banking) (July 2007–December 2008)	65	Trust Manager and Audit Committee Member — Camden Property Trust
Thomas K. Whitford 2005 Market Street Philadelphia, PA 19103 March 1956	Trustee	Since January 2013	Vice Chairman (2010–April 2013) Chief Administrative Officer (2008–2010) and Executive Vice President and Chief Administrative Officer (2007–2009) — PNC Financial Services Group	65	Director — HSBC Finance Corporation and HSBC North America Holdings Inc. Director —HSBC Bank

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–July 2012) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President and Treasurer (July 1995–January 2003) — 3M Corporation	65	Director, Audit and Compliance Committee Chair, Investment Committee Member and Governance Committee Member — Okabena Company Chair — 3M Investment Management Committee (2005–2012)
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 1940	Trustee	Since March 2005	Founder — Investor Analytics (Risk Management) (May 1999–Present) Founder — P/E Investments (Hedge Fund) (September 1996–Present)	65	Director and Compensation Committee Chairman — Investor Analytics Director — P/E Investments

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, Deputy General Counsel, and Secretary	Senior Vice President since May 2013; Deputy General Counsel since September 2000; Secretary since October 2005	David F. Connor has served as Deputy General Counsel of Delaware Investments since 2000.	65	None3
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	65	None3
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 1966	Executive Vice President, General Counsel, and Chief Legal Officer	Executive Vice President since February 2012; General Counsel and Chief Legal Officer since October 2005	David P. O’Connor has served in various executive and legal capacities at different times at Delaware Investments.	65	None3
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	65	None3
1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Manager, Distributor, and transfer agent.
3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

For all Funds’ SAIs except for the SAI pertaining to Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, and Delaware Global Value Fund, the following information supplements the table showing each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds in the section entitled, “Management of the Trust – Officers and Trustees” of the Funds’ Statements of Additional Information.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies1
Independent Trustees
Ann D. Borowiec2	None	$10,001-$50,000

1	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.
2	Ownership of shares information is as of Oct. 31, 2014.

For the SAI pertaining to Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, and Delaware Global Value Fund, the following information supplements the table showing each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds in the section entitled, “Management of the Trust – Officers and Trustees” of the Funds’ Statements of Additional Information.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies1
Independent Trustees
Ann D. Borowiec2	$10,001-$50,000 (Delaware Emerging Markets Fund)	$10,001-$50,000

1	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.
2	Ownership of shares information is as of Oct. 31, 2014.

The following information supplements the table showing the Trustees’ compensation from the Trust and the Delaware Investments Complex in the section entitled, “Management of the Trust – Officers and Trustees” of the Funds’ SAIs.

On Feb. 19, 2015, the Trustees approved an $18,000 payment to Ms. Borowiec for trustee training and education.

The following information replaces certain paragraphs in the section entitled, “Management of the Trust – Board Leadership Structure” of the Funds’ Statements of Additional Information.

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, served as Chairman of the Board from August 2006 until February 2015. Effective March 1, 2015, Mr. Bennett succeeded Mr. Coyne as the Board’s Chairman. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chairperson. The Board has been very comfortable having Mr. Coyne serve as Board Chairman over the years due to his knowledge of the day-to-day investment and business operations at Delaware Investments and the Trust’s other service providers, which helped to ensure that the Board’s decisions were informed and that its decisions were accurately communicated and implemented by Fund management.

As a result of Mr. Coyne’s recent announcement of his intention to retire from Delaware Investments and to resign from the Board later this year, the Board decided it would take the opportunity to name Mr. Bennett, formerly the Board’s independent lead Trustee, as Board Chairman. Among other reasons, the Board selected Mr. Bennett as Chairman due to his substantial financial industry experience and his tenure on the Board. As the Chairman, Mr. Bennett, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of ten Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

Ms. Borowiec is a member of each of the Audit and Investments Committees.

The following biographical information is added to the section “Management of the Trust – Board Leadership Structure” of the Funds’ Statements of Additional Information.

Ann D. Borowiec — Ms. Borowiec has over 25 years experience in the banking and wealth management industry. Ms. Borowiec also serves as a board member on several nonprofit organizations. In nominating her to the Board in 2015, the Independent Trustees of the Trust found that her experience as a Chief Executive Officer in the private wealth management business at a leading global asset manager and private bank, including the restructuring of business lines and defining client recruitment strategies, complemented the skills of existing board members. Her experience would also provide additional oversight skill in the area of fund distribution. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. Ms. Borowiec joined the Board in March 2015.

Please keep this supplement for future reference.

This Supplement is dated April 8, 2015.